Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0000882796
Registrant Name	BIOCRYST PHARMACEUTICALS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES